SUPPLEMENT DATED FEBRUARY 6, 2006 TO THE FOLLOWING
                               PROSPECTUSES DATED MAY 2, 2005 (AS SUPPLEMENTED):

                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                SCUDDER ADVOCATE ADVISOR ANNUITY
                                                    SCUDDER ADVOCATE ADVISOR-ST1

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Variable Annuity Contract Prospectuses listed above. Please retain this supplement and keep it with the Prospectus for future reference.

     1. VARIABLE FUNDING OPTIONS

Effective February 6, 2006, the Variable Funding Options listed in the table below changed their names. Therefore, all references in the Prospectuses to the current names listed below are hereby deleted and replaced with the corresponding new names. Certain documents or information you may receive about your Contract may continue to reflect the old Variable Funding Option name until such time as updates are made.

The new Variable Funding Option names will be as follows:

--------------------------------------------------------------- ----------------------------------------------------------
                         CURRENT NAME                                                    NEW NAME
                                                                                EFFECTIVE FEBRUARY 6, 2006
--------------------------------------------------------------- ----------------------------------------------------------

DWS INVESTMENTS VIT FUNDS (formerly Scudder Investments VIT Funds)

--------------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio                        DWS RREEF Real Estate Securities VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder VIT Equity 500 Index Fund                               DWS Equity 500 Index VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder VIT Small Cap Index Fund                                DWS Small Cap Index VIP
--------------------------------------------------------------- ----------------------------------------------------------

DWS VARIABLE SERIES I (formerly Scudder Variable Series I)

--------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                          Money Market VIP
--------------------------------------------------------------- ----------------------------------------------------------
Bond Portfolio                                                  DWS Bond VIP
--------------------------------------------------------------- ----------------------------------------------------------
Growth and Income Portfolio                                     DWS Growth & Income VIP
--------------------------------------------------------------- ----------------------------------------------------------
Capital Growth Portfolio                                        DWS Capital Growth VIP
--------------------------------------------------------------- ----------------------------------------------------------
Global Discovery Portfolio                                      DWS Global Opportunities VIP
--------------------------------------------------------------- ----------------------------------------------------------
International Portfolio                                         DWS International VIP
--------------------------------------------------------------- ----------------------------------------------------------
Health Sciences Portfolio                                       DWS Health Care VIP
--------------------------------------------------------------- ----------------------------------------------------------

DWS VARIABLE SERIES II (formerly Scudder Variable Series II)

--------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                                     DWS Blue Chip VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Conservative Income Strategy Portfolio                  DWS Income Allocation VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Fixed Income Portfolio                                  DWS Core Fixed Income VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Global Blue Chip Portfolio                              DWS Global Thematic VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Government & Agency Securities Portfolio                DWS Government & Agency Securities VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Growth & Income Strategy Portfolio                      DWS Moderate Allocation VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Growth Strategy Portfolio                               DWS Growth Allocation VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder High Income Portfolio                                   DWS High Income VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Income & Growth Strategy Portfolio                      DWS Conservative Allocation VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder International Select Equity Portfolio                   DWS International Select Equity VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Large Cap Value Portfolio                               DWS Large Cap Value VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Mercury Large Cap Core Portfolio                        DWS Mercury Large Cap Core VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Mid Cap Growth Portfolio                                DWS Mid Cap Growth VIP
--------------------------------------------------------------- ----------------------------------------------------------


February 2006                                                             [L-  ]

--------------------------------------------------------------- ----------------------------------------------------------
                         CURRENT NAME                                                    NEW NAME
                                                                                EFFECTIVE FEBRUARY 6, 2006
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Money Market Portfolio                                  DWS Money Market VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Salomon Aggressive Growth Portfolio                     DWS Salomon Aggressive Growth VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Small Cap Growth Portfolio                              DWS Small Cap Growth VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Strategic Income Portfolio                              DWS Strategic Income VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Technology Growth Portfolio                             DWS Technology VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Templeton Foreign Value Portfolio                       DWS Templeton Foreign Value VIP
--------------------------------------------------------------- ----------------------------------------------------------
Scudder Total Return Portfolio                                  DWS Balanced VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Davis Venture Value Portfolio                               DWS Davis Venture Value VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Dreman Financial Services Portfolio                         DWS Dreman Financial Services VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Dreman High Return Equity Portfolio                         DWS Dreman High Return Equity VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Dreman Small Cap Value Portfolio                            DWS Dreman Small Cap Value VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Janus Growth And Income Portfolio                           DWS Janus Growth & Income VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Janus Growth Opportunities Portfolio                        DWS Janus Growth Opportunities VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS MFS Strategic Value Portfolio                               DWS MFS Strategic Value VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Oak Strategic Equity Portfolio                              DWS Oak Strategic Equity VIP
--------------------------------------------------------------- ----------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio                             DWS Turner Mid Cap Growth VIP
--------------------------------------------------------------- ----------------------------------------------------------


     2. DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Also effective February 6, 2006, Scudder Distributors, Inc. changed its name to DWS Scudder Distributors, Inc. Certain documents or information you may receive about your Contract may continue to reflect the Scudder Distributors, Inc. name until such time as they are updated.



MORE INFORMATION ABOUT THESE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-866-376-0389.